SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sogou 2010 Share Incentive Plan, Share Option Activity, Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 8,935	$ 15,901	$ 14,204
Sogou 2010 Share Incentive Plan [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price	$ 8.15
Share-based compensation expense	$ 7,374	13,465	12,547
Unrecognized compensation expenses	$ 849
Unrecognized compensation expenses, weighted average period for recognition (in years)	1 year 4 months 13 days
Total fair values of share options vested	$ 21,251	11,893	28,530
Total intrinsic value of options exercised	$ 23,102	$ 1,635	$ 33,180